Basis of preparation and principal accounting policies - Tangible fixed assets (Details)	12 Months Ended
Dec. 31, 2020
Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Asset, Useful life	5 years
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Asset, Useful life	3 years